Income Taxes - Summary of Income (Loss) Before Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (158,635)	$ (493,073)	$ (1,078,981)
Foreign	37,164	327,026	11,195
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
United States			16,973
Foreign			1,514
Income (loss)before provision (benefit) for income taxes			$ 18,487